Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	4,434	—	4,434	—
Short-term investments
Wealth management products	24,294	—	24,294	—
Investment securities
Listed equity securities	39,085	39,085	—	—

Total assets	67,813	39,085	28,728	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	5,926	—	5,926	—
Short-term investments
Wealth management products	77,010	—	77,010	—
Investment securities
Listed equity securities	19,088	19,088	—	—

Total assets	102,024	19,088	82,936	—